Fair value of assets and liabilities - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets classified as Level 3 based on quoted price	€ 10,100	€ 9,600
Percentage on financial asset based on unadjusted quoted price	86.20%	87.20%
Amount of risk neutral designed financial assets	€ 100	€ 100
Remaining financial assets classified as level 3 using valuation techniques	1,500	1,300
Financial liabilities measured at fair value	80,532	86,900
Financial Liabilities classified as Level 3 based on unadjusted quoted price	600	600
Financial Liabilities designed to be fully neutral in terms of market risk	100	100
– Trading securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Transfers from Level 2 into Level 1 , liabilities	200	0
- Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Transfers from Level 1 into Level 2	300	0
Transfer from Level 2 to Level 1	400	800
Level 3
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value of swap	€ 11,742	€ 11,005	€ 9,118
Percentage on financial asset based on unadjusted quoted price	72.70%	75.70%
Financial liabilities measured at fair value	€ 802	€ 770
Remaining financial liabilities classified as level 3 using valuation techniques	€ 100	€ 100